STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
STOCK-BASED COMPENSATION
STOCK BASED COMPENSATION

NOTE 16    STOCK-BASED COMPENSATION

The Company has stock incentive plans for directors, executives and eligible employees. Stock incentive awards include restricted stock units (“RSUs”), performance leveraged stock units (“PSUs”), and strategic stock units (“SSUs”). The SSU program was discontinued and no additional SSUs were granted after 2015. The Company issues new shares of common stock to satisfy exercises and vesting under all of its stock incentive awards. Prior to 2012, the Company also granted options to purchase shares of stock with exercise prices not less than fair market value of the underlying stock at the date of grant. At December 31, 2017,  11,339,741 shares were authorized for future stock incentive plan awards.

Employee Stock Options

Stock options granted under the Company’s stock incentive plans vest over periods of three years or more and are exercisable over a period of time not to exceed 10 years from the grant date. The value of each option award is estimated at the grant date using the Black-Scholes option pricing model. There were no options granted in 2017,  2016 or 2015. At December 31, 2017, there were 1,108,899 shares outstanding and exercisable, at a weighted average exercise price of $51.74, with a weighted average remaining contractual life of 2 years.

Other Stock-Based Compensation

The Company grants RSUs to executives and eligible employees. Awards are determined as a target percentage of base salary and, for eligible employees, are subject to a personal performance factor. RSUs vest over periods of three years or more. Prior to vesting, holders of RSUs do not have the right to vote the underlying shares; however, executives accrue dividend equivalents on their RSUs, which are paid at the time the RSUs vest. The accrued dividend equivalents are not paid if shares are forfeited. The RSUs are subject to forfeiture risk and other restrictions. Upon vesting, the employee is entitled to receive one share of the Company’s common stock for each restricted stock unit.

The Company grants PSUs to eligible executives, based upon certain measures of shareholder return. These measures include absolute shareholder return and relative shareholder return compared to our proxy peer group. The actual number of PSUs that vest are determined at the end of a three year performance period.

From 2013 to 2015, the Company granted SSUs to eligible executives, based upon certain measures of adjusted earnings before income tax, depreciation and amortization (“Adjusted EBITDA”), based on a targeted number of shares at the beginning of each performance period. At the end of the performance period, one third of the SSUs are issued without restriction in the form of common stock, and two-thirds of the award is paid in RSUs that vest in equal annual increments at the second and third anniversaries of the start of the performance period.

A summary of the status and activity of non-vested RSUs, PSUs, and SSUs for the year ended December 31, 2017 is as follows:

	RSU		PSU		SSU
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant-Date	Number of	Grant-Date	Number of	Grant-Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Non-vested at beginning of year	2,948,345	$26.05	3,027,876	$37.90	157,476	$25.26
Granted	1,191,380	$35.01	1,475,133	$41.92	—	$—
Vested	(1,199,020)	$25.12	(1,594,869)	$34.12	(154,296)	$25.56
Forfeited	(324,165)	$27.56	(313,570)	$39.26	(3,180)	$25.56
Non-vested at end of year	2,616,540	$30.39	2,594,570	$42.27	—	$—

The total intrinsic value and fair value of RSUs that vested in 2017,  2016 and 2015 was $43,  $27 and $21, respectively. The total intrinsic value and fair value of PSUs that vested in 2017,  2016 and 2015 was $56,  $16 and $3, respectively. The total intrinsic value and fair value of SSUs that vested in 2017,  2016 and 2015 was $6,  $7 and $9, respectively.

Cash flows resulting from excess tax benefits are classified as part of cash flows from operating activities. Excess tax benefits are realized tax benefits from tax deductions for vested RSUs, settled PSUs, and exercised options in excess of the deferred tax asset attributable to stock compensation costs for such equity awards. The Company recorded $5 in excess tax benefits for the year ended December 31, 2017 and no excess tax benefits for the years ended December 31, 2016 and 2015.

At December 31, 2017, there was $43 and $38 of unrecognized compensation costs related to the unvested RSU and PSUs, respectively. This cost is expected to be recognized over a weighted average period of approximately two years.

The Company recognized stock-based compensation as follows:

	Years Ended
	December 31,
	2017	2016	2015
Stock-based compensation:
Performance leveraged stock units	$35	$34	$39
Restricted stock units	34	31	31
Strategic stock units	1	5	7
	$70	$70	$77